Unaudited Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Unaudited Condensed Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (46,074)	$ (5,416)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Other comprehensive income:
Unrecognized actuarial gains (losses), net of tax					1,241	(1,442)	4,475
Unwind of interest rate swap	339		679		339
Amortization of pension and post-retirement benefit transition obligation, net of tax	129	118	257	236	472	414	447
Change in fair value of interest rate swap, net of tax		20		474	1,458	1,141	229
Other comprehensive income	468	138	936	710	3,510	113	5,151
Comprehensive loss	$ (45,606)	$ (5,278)	$ (77,644)	$ (38,777)	$ (225,907)	$ (57,856)	$ (26,121)